Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	47,124,463	243,544,555
Warrants as exercisable to common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	157,960	677,934
Stock options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	46,966,503	42,936,552
Preferred shares as convertible to common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	199,930,069